Loss per Share - Summary of Potential Dilutive Securities Not Included in Diluted Loss per Share Calculations (Parenthetical) (Details) $ in Millions	Oct. 03, 2025 USD ($)
U.S. Notes
Earnings per share [line items]
Repurchase and cancellations of convertible debt aggregate amount	$ 42.9